Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Aug. 16, 2022
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2022